Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Obligation to return cash collateral		$ 20
Mid Small Cap Equity Securities [Member] | Level 1 [Member] | Domestic equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	141	164
Mid Small Cap Equity Securities [Member] | Level 1 [Member] | International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	7	9
Real estate equity securities [Member] | Level 1 [Member] | Domestic equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	67	66
Real estate equity securities [Member] | Level 1 [Member] | International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	70	66
Collective investment fund mid-small cap equity securities [Member] | Level 2 [Member] | Domestic equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	26	24
Collective investment fund mid-small cap equity securities [Member] | Level 2 [Member] | International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	22	16
Collective investment fund mid-small cap equity securities [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 10	$ 19